[LETTERHEAD]



May 24, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  IDEX Mutual Funds
	IDEX Protected Principal Stock
       1933 Act File No. 33-2659

Filer CIK No.  0000787623

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced
Registrant, attached for electronic filing is a Supplement dated
May 24, 2002 to the Registrant's Prospectus dated March 29, 2002.

Please contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

Sincerely,


		/s/ John K. Carter
		John K. Carter, Esq.
		Vice President, Secretary &
		General Counsel


Attachment


cc:	Cathy Wooledge, Esq.